CURRENT AND DEFERRED TAXES (Details) - Schedule of income before tax from the Chilean legal tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income before tax from the Chilean legal tax rate [Abstract]
Tax expense using the legal rate	$ (1,378,547)	$ 38,318	$ 11,230
Tax expense using the legal rate, percentage	27.00%	27.00%	27.00%
Tax effect by change in tax rate			$ 5,587
Tax effect by change in tax rate, percentage			1.34%
Tax effect of rates in other jurisdictions	$ (58,268)	$ 20,082	$ 15,905
Tax effect of rates in other jurisdictions, percentage	1.14%	14.15%	3.83%
Tax effect of non-taxable operating revenues	$ (19,529)	$ (13,125)	$ (3,076)
Tax effect of non-taxable operating revenues, percentage	0.38%	(9.25%)	(0.74%)
Tax effect of disallowable expenses	$ 40,528	$ 66,257	$ 61,295
Tax effect of disallowable expenses, percentage	(0.79%)	46.69%	14.75%
Derecognition of deferred tax liabilities for early termination of aircraft financing	$ (294,969)	$ (145,930)
Derecognition of deferred tax liabilities for early termination of aircraft financing, percentage	5.78%	(102.83%)
Tax effect of due to the non-use of tax losses	$ 453,681
Tax effect of due to the non-use of tax losses, percentage	(8.89%)
Derecognition of deferred tax assets not recoverable	$ 237,637
Derecognition of deferred tax assets not recoverable, percentage	(4.65%)
Deferred tax asset not recognized	$ 414,741
Deferred tax asset not recognized, percentage	(8.12%)
Other increases (decreases)	$ 54,538	$ (19,299)
Other increases (decreases), percentage	(1.07%)	(13.60%)
Total adjustments to tax expense using the legal rate	$ 828,359	$ (92,015)	$ 79,711
Total adjustments to tax expense using the legal rate, percentage	(16.22%)	(64.84%)	19.18%
Tax expense using the effective rate	$ (550,188)	$ (53,697)	$ 90,941
Tax expense using the effective rate, percentage	10.78%	(37.84%)	46.18%